Affiliated companies and other equity-method investees - Summary of equity in earnings of equity-method investees and dividends from equity-method investees (Detail) - Equity Method Investee [Member] - JPY (¥)
¥ in Millions
12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Equity Method Investments [Line Items]
Equity in earnings of equity-method investees	[1]	¥ 47,480	¥ 32,083	¥ 26,812
Dividends from equity-method investees		¥ 13,354	¥ 11,848	¥ 11,096

[1]	Equity in earnings of equity-method investees is reported within Revenue-Other in the consolidated statements of income.